Stockholders' Equity - Shares - Tabular Disclosure (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 Vote $ / shares	Dec. 31, 2022	Dec. 31, 2021 Vote $ / shares
Subordinate Voting Shares
Common stock
Common stock, no par value (in dollars per share) | $ / shares	$ 0		$ 0
Common stock, authorized	Unlimited	Unlimited	Unlimited
Common stock, voting rights	1 vote for each share		1 vote for each share
Common stock, voting rights, votes per share | Vote	1		1
Multiple Voting Shares
Common stock
Common stock, no par value (in dollars per share) | $ / shares	$ 0		$ 0
Common stock, authorized	Unlimited	Unlimited	Unlimited
Common stock, voting rights	100 votes for each share		100 votes for each share
Common stock, voting rights, votes per share | Vote	100		100
Super Voting Shares
Common stock
Common stock, no par value (in dollars per share) | $ / shares	$ 0		$ 0
Common stock, authorized	Unlimited	Unlimited	Unlimited
Common stock, voting rights	1,000 votes for each share		1,000 votes for each share
Common stock, voting rights, votes per share | Vote	1,000		10